Segment Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012 Segment	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Depreciation										$ 46.0	$ 25.6	$ 22.8
Operating profit	29.2	(19.2)	40.3	37.1	21.3	15.9	33.5	32.8	16.8	79.0	99.0	94.9
Revenues from external customers	380.9	385.2	401.0	393.6	341.5	307.8	336.3	327.1	274.3	1,538.9	1,245.5	1,124.4
Segment Information (Textual) [Abstract]
Number of reportable segments	2									2
Revenue percentage		11.00%								11.00%
Australia [Member]
Segment Reporting Information [Line Items]
Revenues from external customers										349.4	276.9	239.4
Australia [Member] | Carbon Black [Member]
Segment Reporting Information [Line Items]
Depreciation										20.2
Operating profit										41.0
Non United State Countries [Member]
Segment Reporting Information [Line Items]
Revenues from external customers										$ 681.1	$ 573.0	$ 475.3